Balance Sheet Components - Held for Sale Equipment, Net (Details) - USD ($) $ in Thousands	May 26, 2023	Apr. 26, 2023
Balance Sheet Components
Property and equipment gross sale price	$ 197	$ 180
Estimated gain from sale of properties	$ 108	$ 108